Business Acquisitions - Additional Information (Details) - USD ($) $ in Thousands								3 Months Ended	7 Months Ended	12 Months Ended
	Jun. 01, 2022	Jul. 02, 2021	Jun. 11, 2021	Jan. 13, 2021	Jun. 01, 2020	Jan. 02, 2020	Sep. 03, 2019	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Revenue										$ 1,609,369	$ 831,576	$ 361,384
Net income										(18,020)
Doctor's Medical Center, LLC
Business Acquisition [Line Items]
Purchase price		$ 300,700
Revenue										94,300
Net income										11,900
Doctor's Medical Center, LLC | Non-compete
Business Acquisition [Line Items]
Non-compete intangibles		$ 1,700
Weighted-average amortization period		5 years
University Health Care and Its Affiliates
Business Acquisition [Line Items]
Purchase price			$ 538,300
Revenue										188,400
Net income										17,400
Business combination, contingent consideration			9,600
Acquired intangibles			113,237
Purchase accounting adjustments									$ 3,200
University Health Care and Its Affiliates | Primary Care ITC Intermediate Holdings LLC
Business Acquisition [Line Items]
Business combination, consideration transferred			$ 607,900
Number of shares of equity interests issued to acquire entity (in shares)			4,100,000
University Health Care and Its Affiliates | Non-compete
Business Acquisition [Line Items]
Non-compete intangibles			$ 45,191
Intangible assets			$ 45,200
Weighted-average amortization period			5 years
University Health Care and Its Affiliates | Class A common stock
Business Acquisition [Line Items]
Business acquisition, equity interest issued value assigned			$ 60,000
Number of shares of equity interests issued to acquire entity (in shares)			4,055,698
HP Enterprises II LLC and Related Entities
Business Acquisition [Line Items]
Purchase price					$ 149,300
Revenue										331,500	191,100
Net income										41,100	17,600
Business combination, consideration transferred					195,400
Acquired intangibles					117,014
Payments made for an escrow agent				$ 18,000
Other payments to acquire businesses				$ 17,100
Business combination, consideration transferred, liabilities incurred					16,100
HP Enterprises II LLC and Related Entities | Forecast
Business Acquisition [Line Items]
Other payments to acquire businesses	$ 900
HP Enterprises II LLC and Related Entities | Non-compete
Business Acquisition [Line Items]
Non-compete intangibles					1,022
Intangible assets					$ 1,000
Weighted-average amortization period					5 years
HP Enterprises II LLC and Related Entities | Class A-4 Units
Business Acquisition [Line Items]
Business acquisition, equity interest issued value assigned					$ 30,000
Number of shares of equity interests issued to acquire entity (in shares)					923,076
Primary Care Physicians and Related Entities
Business Acquisition [Line Items]
Purchase price						$ 53,600
Revenue										99,900	74,800
Net income										18,700	8,600
Business combination, consideration transferred						60,200
Acquired intangibles						43,549
Business combination, pay-down of long-term debt						1,500
Pay down of accounts payable and accrued expenses						1,100
Primary Care Physicians and Related Entities | Non-compete
Business Acquisition [Line Items]
Non-compete intangibles						846
Intangible assets						$ 800
Weighted-average amortization period						3 years
Primary Care Physicians and Related Entities | Class A-4 Units
Business Acquisition [Line Items]
Business acquisition, equity interest issued value assigned						$ 4,000
Number of shares of equity interests issued to acquire entity (in shares)						123,077
Belen Medical Centers, LLC
Business Acquisition [Line Items]
Purchase price							$ 63,100
Revenue										78,000	80,500	25,900
Net income										12,300	$ 20,800	$ 4,400
Business combination, consideration transferred							110,000
Acquired intangibles							40,400
Amount withheld							4,600
Business combination, consideration transferred, liabilities incurred							35,300
Belen Medical Centers, LLC | Non-compete
Business Acquisition [Line Items]
Non-compete intangibles							270
Intangible assets							$ 300
Weighted-average amortization period							2 years
Belen Medical Centers, LLC | Brand
Business Acquisition [Line Items]
Acquired intangibles							$ 3,400
Belen Medical Centers, LLC | Payor relationships
Business Acquisition [Line Items]
Acquired intangibles							37,000
Belen Medical Centers, LLC | Class A-4 Units
Business Acquisition [Line Items]
Business acquisition, equity interest issued value assigned							$ 7,000
Number of shares of equity interests issued to acquire entity (in shares)							254,545
Other acquisitions
Business Acquisition [Line Items]
Revenue										25,000
Net income										$ 8,000
Other acquisitions | Class A common stock | Primary Care ITC Intermediate Holdings LLC
Business Acquisition [Line Items]
Number of shares of equity interests issued to acquire entity (in shares)								100,000